Basis of Presentation and Summary of Significant Accounting Policies (Details)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2021 USD ($) shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Number of segment						1
Number of customers		3	2	3	2	2	2
Accounts receiveble from customers (in Dollars)						$ 715,563	$ 892,027
Property and equipment estimated useful lives, description						The Company depreciates computer hardware, software and equipment using the straight-line method over their estimated useful lives, ranging from one to three years. The Company depreciates furniture and fixtures using the straight-line method over their estimated useful lives, ranging from five to seven years.
Accounts receivable, net (in Dollars)		$ 3,800,000		$ 3,800,000		$ 2,692,540	2,290,803
Recognition of deferred revenue (in Dollars)						5,438,555
Advertising expenses (in Dollars)		200,000	$ 23,000	$ 400,000	$ 47,000	$ 155,835	$ 51,919
Annual revenue				10.00%
Recognize of remaining performance obligation (in Dollars)				$ 5,900,000
Common stock shares issue (in Shares) | shares	120,000
Fair value (in Dollars)	$ 600,000
Unamortized advertising costs (in Dollars)		500,000		500,000
Customer One [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receiveble from customers (in Dollars)		100,000	800,000	100,000	800,000
Customer Two [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receiveble from customers (in Dollars)		1,100,000	$ 600,000	1,100,000	$ 600,000
Customer Three [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receiveble from customers (in Dollars)		$ 300,000		$ 300,000
Revenues [Member] | Major Customers [Member] | Revenue Benchmark [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage						10.00%
Revenues [Member] | Customer One [Member] | Revenue Benchmark [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage							28.00%
Sales Revenue [Member] | Customer One [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage		24.00%	28.00%	26.00%	27.00%
Sales Revenue [Member] | Customer One [Member] | Revenue Benchmark [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage						26.00%
Sales Revenue [Member] | Customer Two [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage		23.00%	18.00%	22.00%	19.00%
Sales Revenue [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage						20.00%	17.00%
Sales Revenue [Member] | Customer Three [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage		11.00%		11.00%